Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 5,624	$ 13,670	$ 16,423
Chemicals and lubricants	862	2,831	3,546
Repairs and maintenance	2,594	6,592	9,735
Insurance	1,233	2,791	3,490
Miscellaneous expenses	773	1,099	1,533
Total	$ 11,086	$ 26,983	$ 34,727